Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Remaining Lease Terms and Discount Rates [Abstract]
Weighted average remaining lease term (years)	7 years 2 months 8 days	7 years 3 months 10 days
Weighted average discount rate	6.43%	5.08%